Acquisitions (Tables)	12 Months Ended
Dec. 31, 2024
ISO Therapeutics Group, LLC [Member]
Disclosure of detailed information about business combination [line items]
Recognized Fair Values
The following table summarizes the consideration paid for IsoTherapeutics, the fair value of assets acquired and liabilities assumed at the acquisition date.

Fair value
Consideration	A$’000
Cash paid	3,285
Equity issued	8,912
Contingent consideration	7,662
Total consideration	19,859
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	394
Trade and other receivables	642
Property, plant and equipment	365
Right-of-use assets	519
Trade and other payables	(7)
Lease liabilities	(519)
Total identifiable assets and liabilities	1,394
Fair value adjustments
Customer relationships	1,280
Brand name	102
Deferred tax liabilities	(332)
Total fair value adjustments	1,050
Goodwill	17,415
Total	19,859

ARTMS Inc [Member]
Disclosure of detailed information about business combination [line items]
Recognized Fair Values
The following table summarizes the consideration paid for ARTMS, the fair value of assets acquired and liabilities assumed at the acquisition date.

Provisional fair value
Consideration	A$’000
Cash paid	24,491
Equity issued	71,610
Contingent consideration	22,492
Total consideration	118,593
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	4,321
Trade and other receivables	252
Other current assets	67
Inventories	2,869
Other non-current assets	149
Property, plant and equipment	1,422
Right-of-use assets	1,154
Trade and other payables	(3,227)
Lease liabilities	(1,154)
Total identifiable assets and liabilities	5,853
Fair value adjustments
Intellectual property	39,965
Deferred tax liabilities	(10,256)
Property, plant and equipment	504
Inventories	555
Total fair value adjustments	30,768
Goodwill	81,972
Total	118,593

QSAM Biosciences, Inc [Member]
Disclosure of detailed information about business combination [line items]
Recognized Fair Values
The fair values of identifiable assets on acquisition are outlined below:

Fair value
Consideration	A$’000
Cash paid	6,726
Equity issued	61,906
Performance rights issued	67,943
Total consideration	136,575
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	18
Trade and other receivables	52
Intellectual property	136,505
Total identifiable assets and liabilities	136,575